Interest income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interest income
Loans and advances, central banks	€ 476	€ 431	€ 1,314
Loans and advances, credit institutions	916	894	1,785
Debt instruments	5,724	5,022	6,378
Loans and advances, customers	38,649	38,788	46,180
Other interest	698	606	1,128
Total interest income	€ 46,463	€ 45,741	€ 56,785